CASH AND CASH EQUIVALENTS	9 Months Ended
Sep. 30, 2024
Cash and cash equivalents [abstract]
CASH AND CASH EQUIVALENTS

NOTE 4. CASH AND CASH EQUIVALENTS
The items of cash and cash equivalents are detailed below:

Item	09.30.24	12.31.23	09.30.23	12.31.22
Net Cash and Due from Banks from Operations Pending Settlement in Foreign Currency	6,747,884,353	4,023,323,415	2,287,359,113	2,809,407,081
Active Repo Transactions Debtors(1)	—	2,339,600,525	1,172,582,977	722,417,088
Loans to Financial Institutions(2)	46,261,780	12,094,856	12,051,045	33,073,656
Overnight Placements in Foreign Banks(2)	83,981,519	35,436,960	77,441,242	158,134,658
Investment Mutual Funds (Money Market)(3)	92,256,766	98,343,703	76,639,863	66,283,444
Government Securities Maturing up to 90 days(4)	—	53,506,335	3,125,745,774	4,520,733,942
Time Deposits(3)	—	23,795,580	24,000,996	18,388,514
Transactions for Cash Sales of Government Securities to be settled with the B.C.R.A. (3)	652,082,916	—	—	—
Total Cash and Cash Equivalents	7,622,467,334	6,586,101,374	6,775,821,010	8,328,438,383
(1) They are included in the “Repurchase Transactions” item.
(2) They are included in the “Loans and Other Financing - Other Financial Institutions” item.
(3) They are included in the “Other Financial Assets” item.
(4) They are included in the “Debt Securities at Fair Value through Profit or Loss” item.
The reconciliation of financing activities as of September 30, 2024 and September 30, 2023 is presented below:

Item	Balances as of 12.31.23	Cash flow payments	Cash flow receipts	Other movements	Balances as of 09.30.24
Dividends payable	—	(569,245,148)	—	569,245,148	—
Lease Liabilities	59,387,390	(8,325,262)	—	(13,295,503)	37,766,625
Debt Securities	186,896,801	(147,580,752)	211,642,763	(56,664,642)	194,294,170
Subordinated Debt Securities	414,476,406	—	—	(169,321,441)	245,154,965
Financing Received from the Argentine Central Bank and Other Financial Institutions	278,441,132	(544,068,939)	611,249,846	(78,753,657)	266,868,382
Total	939,201,729	(1,269,220,101)	822,892,609	251,209,905	744,084,142

Item	Balances as of 12.31.22	Cash flow payments	Cash flow receipts	Other movements	Balances as of 09.30.23
Dividends payable	—	(362,813,644)	—	362,813,644	—
Lease Liabilities	48,182,059	(10,134,919)	—	6,499,095	44,546,235
Debt Securities	422,488,866	(265,767,216)	139,605,860	(61,040,525)	235,286,985
Subordinated Debt Securities	285,024,674	—	—	(12,712,536)	272,312,138
Financing Received from the Argentine Central Bank and Other Financial Institutions	235,214,442	(459,349,890)	507,620,720	(18,689,228)	264,796,044
Total	990,910,041	(1,098,065,669)	647,226,580	276,870,450	816,941,402
Related party information is disclosed in Note 35.